Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits
Unrecognized tax benefits that would impact effective tax rate	$ 13,000	$ 9,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits including interest and penalties
Balance at beginning of year	58,881	42,203
Change in tax positions of prior years	3,024	30,034
Reduction in tax positions for statute expirations		(1,044)
Reduction in tax positions for audit settlements	(1,249)	(12,312)
Balance at end of year	60,656	58,881
Accrued interest and penalties as of date	$ 8,000	$ 8,000